Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments with off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2014	2013
Commitments to grant loans	$38,776	$33,532
Unfunded commitments under lines of credit	6,245	7,457
Outstanding letters of credit	1,703	1,199